Income Tax - Schedule of Deferred Tax Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Asset [Abstract]
Deductible temporary differences	$ 12,316	$ 14,080
Unused tax losses	54,405	37,984
Total	$ 66,721	$ 52,064